Risk Management Arising From Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management Arising From Financial Instruments [abstract]
Schedule of Fair Value of Financial Instruments

	2017	2016
Cash and cash equivalents	$21,511	$10,338
Restricted cash	435	405
Restricted cash – non-current	468	535
Trade and other receivables	14,937	9,802
Loans and receivables	$37,351	$21,080
Trade and other payables	$9,736	$7,235
Current portion of long-term debt and repayable government contribution	3,092	3,154
DSU liability	1,406	456
Operating borrowings	1,200	2,111
Warrants	409	325
Non-current portion of long-term debt	8,148	8,864
Post-retirement benefit liabilities	330	377
Capital lease	44	25
Other financial liabilities	$24,365	$22,547

Schedule of Contractual Maturity of Net Financial Liabilities

	Due in less	Due in 1-3	Due in 4-5	Due in 6-10
At December 31, 2017	than 1 year	years	years	years
Trade and other payables	$9,736	$–	$–	$–
DSU liability	1,406	–	–	–
Operating borrowings	1,200	–	–	–
Warrants	409	–	–	–
Current portion of long-term debt – Province of Ontario and Export Development Canada	4,653	–	–	–
Repayable government contributions	–	–	–	–
Long-term debt	–	7,243	3,123	–
Total	$17,404	$7,243	$3,123	$–

	Due in less	Due in 1-3	Due in 4-5	Due in 6-10
At December 31, 2016	than 1 year	years	years	years
Trade and other payables	$7,235	$–	$–	$–
DSU liability	290	–	–	–
Operating borrowings	2,111	–	–	–
Warrants	325	–	–	–
Current portion of long-term debt – Province of Ontario and Export Development Canada	3,326	–	–	–
Repayable government contributions	154	–	–	–
Long-term debt	–	7,577	6,394	–
Total	$13,441	$7,577	$6,394	$–

Schedule of Exposure to Credit Risk by Aging Receivables

At December 31,	2017	2016
Not due	77%	88%
Less than 30 days past due	11	4
Less than 60 days past due, more than 30 days past due	1	2
More than 60 days past due	11	6
Total	100%	100%

Schedule of Exposure to Credit Risk for Trade Receivables by Geographic Area

At December 31,	2017	2016
Europe	64%	90%
North America	4	2
Asia	30	4
Rest of world	2	4
Total	100%	100%

Schedule of Allowance for Doubtful Accounts

	2017	2016
Allowance for doubtful accounts, beginning of year	$556	$127
Bad debt expense	531	816
Reversal of bad debt expense	(39)	(28)
Writeoff of bad debts	(105)	(359)
December 31,	$943	$556

Schedule of Exposure to Credit Risk Relating to Cash and Cash Equivalents and Restricted Cash on Deposit by Geographic Area

	2017	2016
Canada	65%	66%
Belgium	30	32
Germany	5	2
	100%	100%